Leases	12 Months Ended
Dec. 31, 2024
Leases
Leases

(D.5)   Leases

y Accounting Policies, Judgments, and Estimates

Under IFRS 16, a contract is or contains a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. As a lessee, SAP recognizes a right-of-use asset representing its right to use the underlying asset and a lease liability representing its obligation to make lease payments. The right-of-use assets are depreciated on a straight-line basis and interest expense is recognized on the lease liabilities. The vast majority of our leases consist of facility and data center leases. Payments for short-term and low-value leases are expensed over the lease term. Extension options are included in the lease term if their exercise is reasonably certain.

Leases in the Balance Sheet

€ millions	12/31/2024	12/31/2023
Right-of-use assets
Right-of-use assets – land and buildings	1,391	1,320
Right-of-use assets – other property, plant, and equipment	66	55
Total right-of-use assets	1,457	1,375
/ Property, plant, and equipment	4,493	4,276
Right-of-use assets as % of / Property, plant, and equipment	32	32

Lease liabilities
Current lease liabilities	295	294
/ Current financial liabilities	4,277	1,735
Current lease liabilities as % of / Current financial liabilities	7	17

Non-current lease liabilities	1,420	1,327
/ Non-current financial liabilities	7,169	7,941
Non-current lease liabilities as % of / Non-current financial liabilities	20	17

Leases in the Income Statements

€ millions	2024	2023
Lease expenses within operating profit
Depreciation of right-of-use assets	280	325

For more information about right-of-use asset additions, see Note (D.4), and for a maturity analysis of lease liabilities, see Note (F.1). For more information about the cash flow related to lease liabilities, see the “Reconciliation of Liabilities Arising from Financing Activities” table within Note (E.3).